SHORT-TERM INVESTMENTS (Details Narrative) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Trading securities	$ 16,898,215	$ 18,680,071
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading securities	1,978,219	3,098,972
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading securities	$ 14,919,996	$ 15,581,099